Basic and diluted loss per share - Disclosure of detailed information about basic and diluted loss per share (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Basic and diluted earnings per share [abstract]
Loss for the year, being loss attributable to common shareholders - basic and diluted	$ (617,492)	$ (4,633,494)
Weighted average common shares - basic and diluted	102,890,726	78,935,751
Basic and diluted loss per share	$ (0.01)	$ (0.06)